Related Party Arrangements - Narrative - Selling Commissions and Dealer Manager Fees (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Advisor and its Affiliates [Member] | STAR Advisory Agreement [Member]
Related Party Transaction [Line Items]
Amended and Restated Advisory Agreement, Paid in Cash, Percent	50.00%
Amended and Restated Advisory Agreement, Paid in Common Stock, Percent	50.00%
Amended and Restated Advisory Agreement, Advisory Fee, Percent of Transaction	0.50%
Steadfast Capital Markets Group, LLC [Member] | Dealer Manager [Member] | Sales Commissionsand Dealer Manager Fees [Member] | Distribution Reinvestment Plan [Member]
Related Party Transaction [Line Items]
Sales commissions or dealer manager fees paid	$ 0	$ 0
Steadfast Capital Markets Group, LLC [Member] | Dealer Manager [Member] | Sales commissions [Member] | Primary Offering [Member]
Related Party Transaction [Line Items]
Sales commission, percentage of gross offering proceeds	7.00%	7.00%
Sales commission, percentage of gross offering proceeds, at time of sale	3.00%	3.00%
Sales commission, percentage of gross offering proceeds, paid ratably (1% per year)	4.00%	4.00%
Sales commission, percentage of gross offering proceeds, ratable on each of the first five anniversaries	1.00%	1.00%
Selling commissions on gross offering proceeds from sales of common stock	P4Y	P4Y
Steadfast Capital Markets Group, LLC [Member] | Dealer Manager [Member] | Dealer Management Fees [Member] | Primary Offering [Member]
Related Party Transaction [Line Items]
Dealer manager fees, percentage of gross offering proceeds	3.00%	3.00%
Advisor [Member] | Advisor and its Affiliates [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 2,176,681	$ 1,534,595	$ 2,587,838
Advisor [Member] | Additional Paid-in Capital [Member] | Advisor and its Affiliates [Member] | Sales Commissions Paid [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 127,674	$ 299,952	$ 562,339